Contingent Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Contingent Liabilities [Abstract]
Contingent Liabilities
28.	CONTINGENT LIABILITIES

As part of management’s ongoing regulatory compliance and operational risk assessment process, management monitors legal and regulatory developments and proceedings, and their potential impact on the business.

Kentucky

Prior to the Stars Interactive Group Acquisition, the Commonwealth of Kentucky, ex. rel. J. Michael Brown, Secretary of the Justice and Public Safety Cabinet, filed a legal proceeding against Oldford Group  and certain affiliates thereof (the “Oldford Parties”) and various other defendants (the “Kentucky Proceeding”), pursuant to which the Commonwealth sought to recover alleged gambling losses on behalf of Kentucky residents who played real-money poker on the PokerStars website during the period between October 12, 2006 and April 15, 2011. On August 12, 2015, the trial court in the Kentucky Proceeding entered a default judgment against the Oldford Parties following certain alleged discovery failures, including by certain former owners of Oldford Group., and partial summary judgment on liability in favor of the Commonwealth. On December 23, 2015, the trial court entered an order for damages in the amount of $290 million, which the trial court trebled to $870 million, plus interest at the statutory rate.  The Corporation, through certain subsidiaries, filed a notice of appeal to the Kentucky Court of Appeals and posted a $100 million supersedeas bond to stay enforcement of the order for damages during the pendency of the appeals process. In connection with the posting of the bond, the Corporation delivered cash collateral in the amount of $5 million and letters of credit in the aggregate amount of $65 million. On December 21, 2018, the Kentucky Court of Appeals ruled in the Corporation’s favor and reversed in its entirety the $870 million judgment.

On January 18, 2018, the Commonwealth filed a motion for discretionary review with the Kentucky Supreme Court asking the Court to determine if it will hear an appeal of the decision issued by the Kentucky Court of Appeals. As of the date of these consolidated financial statements, a decision regarding the Commonwealth’s motion for discretionary review is still pending with the Kentucky Supreme Court. If the Kentucky Supreme Court decides to hear the Commonwealth’s appeal, the Corporation will vigorously dispute the liability as it believes the action is frivolous. To the extent the Oldford Parties may be ultimately obligated to pay any amounts pursuant to a final adjudication following exhaustion of all appeals and other legal options, the Corporation intends to seek recovery against the former owners of Oldford Group.

In late-January 2016, pursuant to and in accordance with the procedures set forth in the merger agreement governing the Stars Interactive Group Acquisition, a subsidiary of the Corporation submitted a notice of claim to the sellers’ representative and escrow agent seeking indemnification for losses and potential losses caused by breaches under the merger agreement and requesting, among other things, that the escrow agent retain the then-remaining balance of the escrow fund established under the merger agreement in an aggregate amount equal to $300 million. With the exception of the claim relating to the Kentucky Proceeding, all such claims have since been settled. The escrow fund was reduced accordingly and continues to be held by the escrow agent. The remaining disputed claim regarding the Kentucky Proceedings and release of the outstanding escrow funds will be resolved in accordance with the provisions of the merger and escrow agreements related to the Stars Interactive Group Acquisition, and there can be no assurance that such claim will result in any amounts in the escrow fund being remitted to the Corporation or that any of the Corporation’s estimates of potential losses will reimbursed by the sellers or otherwise.

Class Action

There is one currently pending class action complaint in Quebec, Canada (the “Quebec Class Action”) against the Corporation and certain other defendants, which was filed during the year ended December 31, 2016 and generally alleges, among other things, that the Corporation violated certain securities laws by misrepresenting or failing to disclose information related to the charges made by the Autorité des marchés financiers against the former Chief Executive Officer and that the Corporation did not properly disclose that it had inadequate or ineffective internal controls and that one or more of its directors and its former Chief Executive Officer were in breach of its Code of Business Conduct.

The Corporation believes that the Quebec Class Action is without merit and intends to vigorously defend itself; however, there can be no assurance that the Corporation will be successful in its defense. No provision has been recorded regarding this matter.

Given the nature of the legal and regulatory landscape of the industry in which it operates, from time to time the Corporation has also received notices, communications and legal actions from regulatory authorities in various jurisdictions and other parties in respect of its activities. The Corporation has taken legal advice as to the manner in which it should respond and the likelihood of success of such actions. Based on this advice and the nature of the actions, no provisions have been recorded with respect to any such legal or regulatory notices, communications or actions for the year ended December 31, 2018.